Employee Benefits - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Current service cost	$ 3,322,813	$ 4,285,693	$ 4,606,856
Expected return on plan assets	20,804,104	20,916,104	18,972,042
Net pension plan liability and plan assets	$ (108,118,868)	(107,944,581)	(98,020,192)	$ (106,638,436)
Defined contribution plan, payment			(176,702)
Severance benefit obligations, description	Severance benefit obligations for employees hired before 1 January 2003, excluding civil servants, are covered by defined benefit plans. Upon termination by Telekom Austria Group or retirement, eligible employees receive severance payments equal to a multiple of their monthly compensation which comprises fixed compensation plus variable elements such as overtime or bonuses. Maximum severance is equal to a multiple of twelve times the eligible monthly compensation. In case of death, the heirs of eligible employees receive 50% of the severance benefits. Telekom Austria Group is exposed to the risk of development of salary increases and changes of interest rates.
Severance benefits, in case of death	50.00%
Akenes [member]
Disclosure of defined benefit plans [line items]
Defined Benefit Plan, Pension Benefit Obligation, Percentage	7.00%
Telekom Austria [member]
Disclosure of defined benefit plans [line items]
Defined benefits plan, eligibility retirement date	Jan. 01, 1975
Telekom Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Annual expense of defined contribution plan	$ 272,453	256,507	258,891
Telekom Austria [member] | Unfunded Pension Plans [member]
Disclosure of defined benefit plans [line items]
Benefit determination maximum percentage on salary before retirement	80.00%
Telmexs [member]
Disclosure of defined benefit plans [line items]
Net pension plan liability and plan assets	$ 163,404,418	$ 182,539,376
Rate of equity instruments		32.00%
Rate of debt instruments	30.40%
Recorded of pension plan re-measurement value in defined pension plan	$ (1,141,142)	$ 12,394,617
Increase in fair value of related party pension plan investments	$ 21,279,760	437,663
Plan description	A percentage of the Telmex's employees are covered under defined benefit pension plans and seniority premiums. Pension benefits and seniority premiums are determined on the basis of compensation received by employees in their final year of employment, their seniority, and their retirement age. Telmex has set up an irrevocable trust fund to finance these employee benefits and has adopted the policy of making contributions to such fund when it is considered necessary.
Top of range [member] | Telekom Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Percentage of defined contribution plan	5.00%
Austria [member]
Disclosure of defined benefit plans [line items]
Service award description	Civil servants and certain employees are eligible to receive certain service awards. Under such plans, eligible employees receive a cash bonus of two months’ salary after 25 years of service and four months’ salary after 40 years of service. Employees with at least 35 years of service when retiring (at the age of 65) or who are retiring under a specific legal regime are eligible to receive four monthly salaries. The compensation is accrued as earned over the period of service, taking into account the employee turnover rate.
Service period to receive bonus, description	After 25 years
Service period to receive bonus, description	After 40 years
Contributions to social security, net of the share contributed by civil servants	$ 1,420,446	1,309,157
Contributions to the government, net of the share contributed by civil servants	518,607	453,641
Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
DCP liability	$ 116,244	$ 120,892
Austria [member] | Telekom Austria [member]
Disclosure of defined benefit plans [line items]
Percentage of contribution to social security	12.55%	12.55%
Austria [member] | Telekom Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Defined contribution plan, payment	$ 53,755	$ 46,084
Austria [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Service period to receive bonus, description	35 years of service when retiring (at the age of 65)
Percentage of contribution to active civil servants	7.00%
Austria [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Percentage of contribution to active civil servants	29.00%
Brazil [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 98,658	93,742	65,101
Employee benefits	724,009	650,815
Cost of labor	$ 2,377	374	(935)
Brazil [member] | Claro Brasil [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Unfunded liability, payment term	20 years
Unpaid balances adjustments	Unpaid balances are adjusted monthly based on the yield of the asset portfolio at that date and is increased based on the General Price Index of Brazil plus 6 percentage points per year
Increased percentage per year	6.00%
DCP liability	$ 92,238	136,402
Brazil [member] | Bottom of range [member] | Claro Brasil [member] | Participants enrolled before October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	3.00%
Brazil [member] | Bottom of range [member] | Claro Brasil [member] | Participants enrolled after October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	1.00%
Brazil [member] | Top of range [member] | Claro Brasil [member]
Disclosure of defined benefit plans [line items]
Employer contributions to the plan	8.00%
Brazil [member] | Top of range [member] | Claro Brasil [member] | Participants enrolled before October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	8.00%
Brazil [member] | Top of range [member] | Claro Brasil [member] | Participants enrolled after October 31st, 2014 [member]
Disclosure of defined benefit plans [line items]
Employee contributions to the plan	7.00%
Mexico [member]
Disclosure of defined benefit plans [line items]
Current service cost		165,884	200,455
Expected return on plan assets	$ (16,347)
Employee benefits	924,548	1,055,625
Ecuador [member]
Disclosure of defined benefit plans [line items]
Current service cost	58,354	152,335	$ 41,380
Employee benefits	$ 448,608	$ 403,194